Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

(12)   Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2011, 2010, and 2009, were computed as follows (dollars in thousands, except share and per-share data):

	2011	2010	2009
Basic Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Basic earnings per share	$8.64	9.35	8.06

	2011	2010	2009
Diluted Earnings Per Share:
Net income applicable to common shareholders	$16,312	17,656	15,194
Weighted average common shares outstanding	1,888,229	1,888,080	1,885,500
Effect of assumed exercise of stock options	35,548	31,112	32,012
Total	$1,923,777	1,919,192	1,917,512
Diluted earnings per share	$8.48	9.20	7.92